Assets Pledged as Collateral - Summary of Assets Pledged as Collateral (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 14,027,423	$ 21,909,250
Refundable deposits time deposit [member] | Customs [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 813,289	812,248
Purpose of pledge	Customs duty guarantee
Refundable deposits time deposit [member] | Science Park Bureau [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 236,556	236,587
Purpose of pledge	Collateral for land lease
Refundable deposits time deposit [member] | Science Park Bureau [member] | Dormitory Lease [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 18,647	29,371
Purpose of pledge	Collateral for dormitory lease
Refundable deposits time deposit [member] | National Property Administration, Ministry of Finance [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 64,950	64,950
Purpose of pledge	Guarantee for the application of national non-public use land for development
Refundable deposits time deposit [member] | Bureau of Land Administration, Tainan City Government [Member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 8,118	8,118
Purpose of pledge	Guarantee for the application of national non-public use land for development
Refundable deposits time deposit [member] | Liquefied Natural Gas Business Division, CPC Corporation, Taiwan [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 36,970	34,100
Purpose of pledge	Energy resources guarantee
Refundable deposits time deposit [member] | Bank of China and Agricultural Bank of China [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 1,006,852	1,043,840
Purpose of pledge	Bank performance guarantee
Refundable deposits time deposit [member] | CTBC Bank Singapore Branch [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 459,900	459,750
Purpose of pledge	Collateral for letter of credit
Buildings [member] | Taiwan Cooperative Bank and Secured Syndicated Loans from China Development Bank and 6 others [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 4,487,730	4,828,597
Purpose of pledge	Collateral for long-term loans
Machinery and equipment [member] | Taiwan Cooperative Bank, Mega International Commercial Bank, KGI Bank, First Commercial Bank, Shanghai Commercial Bank, CTBC Bank and Secured Syndicated Loans from China Development Bank and 6 others [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 6,627,761	14,066,044
Purpose of pledge	Collateral for long-term loans
Transportation equipment [member] | Secured Syndicated Loans from China Development Bank and 6 others [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 0	592
Purpose of pledge	Collateral for long-term loans
Furniture and fixtures [member] | Secured Syndicated Loans from China Development Bank and 6 others [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 0	46,823
Purpose of pledge	Collateral for long-term loans
Right-of-use assets [member] | Secured Syndicated Loans from China Development Bank and 6 others [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 266,650	$ 278,230
Purpose of pledge	Collateral for long-term loans